Item 1: Report to Shareholders

Total Equity Market Index Fund	June 30, 2007

The views and opinions in this report were current as of June 30, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

In the first six months of 2007, the U.S. stock market cooked up another solid rally, maintaining its momentum after four straight years of positive performance. The recipe for success involved many of the same ingredients as in recent years—better-than-expected earnings growth, a liberal number of mergers and acquisitions, and a dash of economic resilience. The result was some savory stock market gains as the broad market indexes advanced by approximately 7% to 9%.

HIGHLIGHTS

• Better-than-expected earnings, mergers and acquisitions, and the resilient economy lifted U.S. equities in the first half of 2007.

• The Equity Market Index Funds generally tracked their unmanaged benchmarks; two of the funds adopted S&P benchmarks as of April 1, 2007.

• Using full replication and sampling strategies, we keep the compositions and other attributes of each fund similar to those of its benchmark.

• Economic and market fundamentals in the near term seem likely to remain favorable, but we will not attempt to determine which stocks or sectors are likely to perform best. Our main task is to replicate the structure and performance of broad market indexes, providing shareholders diversified exposure to U.S. equities.

MARKET ENVIRONMENT

Economic conditions continued to moderate in the first half of 2007. After growing by 3.3% in 2006, the U.S. economy grew at a meager 0.7% annualized rate in the first quarter of 2007 as further weakness in the housing market had an adverse impact on consumer spending. However, economic data improved in the second quarter, led by persistent strength in the labor market. Inflation, on the other hand, remained above the Federal Reserve’s comfort level, in part because of an increase in energy and commodity prices during the period. While the Fed kept the fed funds target rate at 5.25% throughout the first half of the year, investors reassessed their expectations for a Fed rate cut, pushing it out from the second half of 2007 to early 2008.

Reflecting the moderating economic environment, corporate profit growth also eased during the period, bringing an end to the record streak of double-digit earnings growth the S&P 500 had delivered every quarter since mid-2002. Despite the slowdown, however, earnings continued to exceed market expectations, which provided a positive backdrop for stocks. In addition, mergers and acquisitions were on pace to outstrip last year’s record amount as private-equity firms continued to pursue leveraged buyouts.

As measured by the S&P 500 Index, large-cap stocks returned 6.96% in the first half of 2007, while the Dow Jones Wilshire 4500 Completion Index, a broad measure of small- and mid-cap stock performance, returned 9.39%. Growth stocks outperformed value across all market capitalizations, reversing a trend that began several years ago.

T. Rowe Price’s Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing.

• They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,740 and 2,060 stocks, respectively, as of June 30.

• They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds (ETFs) so that the index funds can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally very low, which enables investors to retain more of their returns.

EQUITY INDEX 500 FUND

Your fund returned 6.78% for the first six months of 2007 and 20.18% for the 12-month period ended June 30, 2007. As the accompanying table shows, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. Fund performance tends to lag that of the benchmark due to annual operating and management expenses.

Nine of the 10 major sectors in the S&P 500 advanced in the last six months. The top-performing sector was energy, which benefited from a 16% increase in the price of oil. Rising gasoline prices also supported energy stocks as refining profit margins expanded. Four of the fund’s top 10 performance contributors came from this sector, led by the portfolio’s largest holding, oil and gas producer ExxonMobil. Other top contributors included oilfield services provider Schlumberger, oil and gas producer Chevron, and oil refiner Valero Energy. (Please refer to the fund’s portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

The materials and telecommunication services sectors, which are relatively small segments of the index, also generated strong results. Metals and mining stocks were the best performers in the materials sector, thanks to merger deals and speculation and a firming of some commodity prices. The leading contributors were aluminum producer Alcoa and copper producer Freeport McMoRan Copper & Gold. In the telecom sector, takeover activity and speculation also contributed to our performance. For example, wireless provider Alltel rose after agreeing to be acquired by a pair of private-equity firms. Telecom giant AT&T was the fund’s second-best contributor as earnings exceeded expectations thanks to strength in its wireless business.

The industrials and business services sector enjoyed double-digit gains for the six-month period. Machinery manufacturers led the advance in this sector. Heavy machinery maker Caterpillar posted robust profit growth as strong construction and mining demand overseas helped overcome weak demand in the U.S. Also, GE continued to shed lower-growth businesses and redeploy capital into faster-growing areas, and this strategy began to pay off in the form of better earnings.

Information technology stocks performed better than the broad stock market for the past six months. Computer and peripherals makers and semiconductor manufacturers fared best. Apple continued to benefit from the explosive growth of the iPod and another potential blockbuster in the iPhone. Intel recovered from a rough 2006 by regaining market share from rival Advanced Micro Devices. Search engine firm Google and chipmaker Texas Instruments were also among the top contributors in the technology sector.

Financials, the largest sector weighting in the fund and index, was the only sector to decline during the period. Rising interest rates and the debacle in the subprime mortgage market combined to push financial stocks modestly lower. Some of the largest detractors in the portfolio came from the financials sector—financial services titans Citigroup and Bank of America, commercial banks Wachovia and U.S. Bancorp, and capital markets firm Merrill Lynch.

Standard & Poor’s authorized 19 changes to the composition of the S&P 500 Index in the first half of 2007. Many of the stocks that left the index were acquired by other companies or taken private in leveraged buyout deals. Please see the table on page 11 for a complete list of index changes thus far in 2007.

TOTAL EQUITY MARKET INDEX FUND

Your fund returned 7.45% for the first six months of 2007 and 20.07% for the 12-month period ended June 30, 2007. As the accompanying table shows, the fund closely tracked the Dow Jones Wilshire 5000 Composite Index and its new benchmark (effective April 1, 2007), the S&P Total Market Index, in both periods. Fund performance often trails that of the benchmark due to annual operating and management expenses.

One major reason for the benchmark change is that Standard & Poor’s has more restrictive inclusion requirements. As a result, many very small and illiquid securities in the Dow Jones Wilshire index are not included in the S&P index. These securities are very difficult to trade and make it more difficult to replicate the structure and performance of the Dow Jones Wilshire index. Another important reason for the change is that the Dow Jones Wilshire index holds publicly traded partnerships (PTPs). These holdings can create an unacceptable tax risk for a mutual fund and its shareholders, including potential liability for state taxes in the multiple states in which the PTPs invest. The S&P Total Market Index does not include PTPs.

In general, what is true about the performance of the S&P 500 Index is also true about the performance of the Dow Jones Wilshire 5000 Composite Index. The Wilshire 5000 index, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents 75% of the Wilshire 5000’s total market value. The largest components of the Wilshire index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar.

In the last six months, nine of the major market sectors gained ground, led by materials and energy, which benefited from rising energy and commodity prices. Telecommunication services, industrials and business services, and information technology all produced double-digit gains for the six months. Health care and consumer stocks posted more modest gains, while financials was the only sector to decline.

EXTENDED EQUITY MARKET INDEX FUND

Your fund returned 8.80% for the first six months of 2007 and 19.27% for the 12-month period ended June 30, 2007. As the accompanying table shows, the fund closely tracked the Dow Jones Wilshire 4500 Completion Index and its new benchmark (effective April 1, 2007), the S&P Completion Index, in the last six months. For the 12-month period ended June 30, the fund lagged the Dow Jones Wilshire index but did better than its new benchmark. Fund performance often trails that of the benchmark due to annual operating and management expenses.

One major reason for the benchmark change is that Standard & Poor’s has more restrictive inclusion requirements. As a result, many very small and illiquid securities in the Dow Jones Wilshire index are not included in the S&P index. These securities are very difficult to trade and make it more difficult to replicate the structure and performance of the Dow Jones Wilshire index. Another important reason for the change is that the Dow Jones Wilshire index holds publicly traded partnerships (PTPs). These holdings can create an unacceptable tax risk for a mutual fund and its shareholders, including potential liability for state taxes in the multiple states in which the PTPs invest. The S&P Completion Index does not include PTPs.

All but one sector in the small- and mid-cap universe advanced in the first half of 2007. The leading sectors were materials and energy, both of which generated returns of more than 20%. Stubbornly high gasoline prices, which led to higher refining profit margins, and other rising energy costs provided a lift to energy stocks. In the materials sector, metals and mining stocks were the best contributors, thanks to merger deals and speculation and a firming of some commodity prices. Chemicals companies, especially those whose fortunes are closely tied to high or rising commodity prices, also enjoyed solid results.

The industrials and business services sector delivered strong returns for the six-month period. Machinery manufacturers were the top performers amid worldwide demand for heavy equipment and machinery. Aerospace and defense stocks also fared well during a time of increased military spending.

The telecommunication services and information technology sectors rounded out the list of sectors with double-digit gains during the period. Wireless companies led the advance in the telecom sector as new technologies stoked demand. In the technology sector, electronic equipment, IT services, software, and Internet-related companies did well.

Financials, by far the largest sector weighting in the fund and in our old and new benchmarks, was the only sector to decline during the period. Higher interest rates and problems in the subprime mortgage market weighed on financial stocks during the period. Real estate investment trusts (REITs) also slid during this period, suffering a meaningful correction after years of robust returns. The health care sector gained ground but lagged the broader stock market.

OUTLOOK

The U.S. economy seems to be getting a second wind following a year-long slowdown, and global economic growth is likely to remain favorable in the near term. This should be supportive of corporate earnings growth and, in turn, the stock market. Equities could also continue to benefit from vigorous merger and leveraged buyout activity, but rising interest rates and energy cost inflation could keep the economy and the equity market in check.

In any event, as bullish and bearish forces manifest themselves in the form of daily market volatility, we will not attempt to determine which stocks or sectors are likely to perform best. Our main task is to replicate the structure and performance of our S&P indexes to provide you with broad exposure to large-cap stocks, small- and mid-cap stocks, and the entire U.S. stock market.

Respectfully submitted,

E. Frederick Bair
Chairman of the Investment Advisory Committee, Equity Index 500 Fund
and Extended Equity Market Index Fund
Co-chairman of the Investment Advisory Committee, Total Equity Market
Index Fund

Ken D. Uematsu
Co-chairman of the Investment Advisory Committee, Total Equity Market
Index Fund

July 26, 2007

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

S&P Completion Index: A subindex of the S&P Total Market Index that excludes all companies in the S&P 500 Index.

S&P Total Market Index: A broad measure of the U.S. stock market that includes all common stocks listed on major U.S. stock exchanges. The index excludes certain securities, such as limited partnerships, closed-end funds, OTC bulletin board issues, and ETFs.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Equity Index 500 Fund	Percent of Net Assets 6/30/07
ExxonMobil	3.5%
GE	2.9
AT&T	1.9
Citigroup	1.9
Microsoft	1.8
Bank of America	1.6
Procter & Gamble	1.4
American International Group	1.3
Chevron	1.3
Pfizer	1.3
Johnson & Johnson	1.3
Cisco Systems	1.2
JPMorgan Chase	1.2
Altria Group	1.1
IBM	1.1
Intel	1.0
ConocoPhillips	0.9
Verizon Communications	0.9
Wells Fargo	0.9
Hewlett-Packard	0.9
Wal-Mart	0.9
Google	0.8
Merck	0.8
PepsiCo	0.8
Apple	0.8
Total	33.5%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Extended Equity Market Index Fund	Percent of Net Assets 6/30/07
Genentech	1.0%
NYSE Euronext	0.6
American Tower Systems	0.5
GlobalSantaFe	0.4
Liberty Global	0.4
Mastercard	0.4
Mirant	0.3
NII Holdings	0.3
Nymex Holdings	0.3
CBOT Holdings	0.3
Las Vegas Sands	0.3
MGM Mirage	0.3
Noble Energy	0.3
Reliant Energy	0.3
Level 3 Communications	0.3
Bunge Limited	0.3
EchoStar Communications	0.2
McDermott International	0.2
Expeditors International of Washington	0.2
Crown Castle International	0.2
Microchip Technology	0.2
Diamond Offshore Drilling	0.2
IntercontinentalExchange	0.2
Cablevision Systems	0.2
Ultra Petroleum	0.2
Total	8.1%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights

For a share outstanding throughout each period

	6 Months Ended 6/30/07‡	Year Ended 12/31/06‡	12/31/05‡	12/31/04	12/31/03	12/31/02
NET ASSET VALUE						
Beginning of period	$ 15.30	$ 13.42	$ 12.80	$ 11.55	$ 8.91	$ 11.44
Investment activities						
Net investment income	0.12	0.21	0.17	0.17	0.12	0.11
Net realized and unrealized gain (loss)	1.02	1.87	0.63	1.24	2.64	(2.53)
Total from investment activities	1.14	2.08	0.80	1.41	2.76	(2.42)
Distributions						
Net investment income	–	(0.20)	(0.18)	(0.16)	(0.12)	(0.11)
NET ASSET VALUE						
End of period	$ 16.44	$ 15.30	$ 13.42	$ 12.80	$ 11.55	$ 8.91

Ratios/Supplemental Data

	6/30/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Total return^	7.45%	15.49%	6.23%	12.22%	31.02%	(21.16)%
Ratio of total expenses to average net assets	0.40%†	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	1.47%†	1.45%	1.34%	1.44%+	1.28%	1.13%
Portfolio turnover rate	13.8%†	4.2%	4.5%	5.2%	2.3%	5.6%
Net assets, end of period (in thousands)	$ 521,471	$ 465,861	$ 382,473	$ 356,015	$ 293,967	$ 167,680

‡ Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

† Annualized

+ Includes the effect of a one-time special dividend (0.24% of average net assets) that is not expected to recur.

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments †

(Cost and value in $ 000s)

	Shares/$ Par	Value
COMMON STOCKS 95.2%		
CONSUMER DISCRETIONARY 10.9%		
Auto Components 0.3%		
American Axle & Manufacturing Holdings (1)	2,300	68
ArvinMeritor (1)	3,100	69
Borg-Warner (1)	1,600	138
Cooper Tire	2,500	69
Gentex (1)	5,600	110
Goodyear Tire & Rubber (2)	5,300	184
Johnson Controls	5,200	602
Lear (1)(2)	2,600	93
Modine Manufacturing (1)	2,000	45
Proliance International (1)(2)	6,553	20
Standard Motor Products	2,300	35
TRW (2)	3,100	114
Visteon (1)(2)	6,186	50
		1,597
Automobiles 0.3%		
Fleetwood (1)(2)	5,500	50
Ford Motor (1)	54,461	513
GM (1)	15,952	603
Harley-Davidson (1)	7,000	417
Thor Industries (1)	1,800	81
Winnebago (1)	1,400	42
		1,706
Distributors 0.0%		
Genuine Parts	4,300	213
Handleman (1)	2,200	14
Infosonics (1)(2)	8,300	25
		252
Diversified Consumer Services 0.3%		
Apollo Group, Class A (1)(2)	4,225	247

Bright Horizons Family Solutions (1)(2)	1,600	62
Career Education (2)	2,400	81
Corinthian Colleges (1)(2)	3,600	59
Devry (1)	2,200	75
H&R Block (1)	7,800	182
ITT Educational Services (2)	1,400	164
Laureate (2)	1,468	90
Matthews International, Class A (1)	1,600	70
Regis	1,200	46
Service Corp. International	10,000	128
ServiceMaster	6,700	104
Sotheby's, Class A	2,552	117
Stewart Enterprises, Class A (1)	6,400	50
Strayer Education	500	66
Weight Watchers (1)	2,500	127
		1,668

Hotels, Restaurants & Leisure 1.9%

Applebee's (1)	2,637	64
Bob Evans Farms (1)	2,500	92
Boyd Gaming (1)	2,700	133
Brinker	3,825	112
Carnival (1)	16,300	795
CEC Entertainment (2)	1,300	46
Chipotle Mexican Grill (2)	1,000	85
Choice Hotels International (1)	3,100	123
Cracker Barrel (1)	1,400	59
Darden Restaurants	4,300	189
Gaylord Entertainment (1)(2)	1,500	80
Harrah's Entertainment	4,890	417
Hilton	10,272	344
International Game Technology	16,500	655
International Speedway, Class A (1)	1,600	84
Jack in the Box (2)	1,700	121

Krispy Kreme (1)(2)	4,200	39
Landry's Seafood Restaurant (1)	1,100	33
Las Vegas Sands (1)(2)	4,100	313
Marriott, Class A	11,000	476
McDonald's	33,400	1,695
MGM Mirage (1)(2)	5,000	412
MTR Gaming Group (1)(2)	3,000	46
Multimedia Games (1)(2)	2,800	36
Panera Bread, Class A (1)(2)	1,200	55
Papa John's International (1)(2)	2,000	58
PF Chang's China Bistro (1)(2)	1,100	39
Pinnacle Entertainment (2)	1,900	54
Rare Hospitality International (1)(2)	1,900	51
Royal Caribbean Cruises (1)	5,500	236
Ruby Tuesday (1)	2,200	58
Shuffle Master (1)(2)	3,200	53
Six Flags (1)(2)	2,800	17
Sonic (1)(2)	3,400	75
Speedway Motorsports (1)	1,600	64
Starbucks (2)	20,800	546
Starwood Hotels & Resorts Worldwide	6,200	416
Station Casinos (1)	2,000	174
The Cheesecake Factory (1)(2)	2,300	56
Triarc, Class B (1)	6,200	97
Vail Resorts (1)(2)	1,800	110
Wendy's (1)	2,700	99
WMS Industries (1)(2)	5,700	165
Wyndham Worldwide (2)	5,330	193
Wynn Resorts (1)	3,100	278
Yum! Brands (1)	14,800	484
		9,827

Household Durables 0.7%

American Greetings, Class A (1)	1,500	42

Beazer Homes (1)	1,200	30
Black & Decker	2,000	177
Blyth	1,500	40
Cavco Industries (1)(2)	1,940	73
Centex (1)	3,300	132
Champion Enterprises (1)(2)	4,500	44
D. R. Horton (1)	9,460	189
Ethan Allen Interiors (1)	1,400	48
Fortune Brands (1)	3,900	321
Furniture Brands International (1)	2,900	41
Harman International	1,700	199
Hovnanian Enterprises (1)(2)	2,100	35
Jarden (1)(2)	3,500	151
KB Home (1)	2,500	98
Kimball International, Class B	2,400	34
La-Z-Boy (1)	2,600	30
Leggett & Platt (1)	4,400	97
Lennar, Class A	4,200	154
Levitt, Class A (1)	3,075	29
MDC Holdings (1)	1,145	55
Meritage (1)(2)	1,100	29
Mohawk Industries (1)(2)	1,531	154
Newell Rubbermaid	7,676	226
NVR (1)(2)	180	122
Pulte (1)	6,600	148
Russ Berrie (1)(2)	1,900	35
Ryland Group (1)	1,500	56
Skyline (1)	1,300	39
Snap-On	1,400	71
Standard Pacific (1)	2,500	44
Stanley Furniture (1)	1,200	25
Stanley Works (1)	2,200	134
Toll Brothers (1)(2)	4,300	107
Tupperware Brands	3,100	89

Whirlpool (1)	2,322	258
		3,556
Internet & Catalog Retail 0.3%		
Amazon.com (1)(2)	12,100	828
Blue Nile (1)(2)	1,400	85
Expedia (1)(2)	10,824	317
Netflix (1)(2)	2,500	49
Nutri/System (1)(2)	700	49
PetMed Express (1)(2)	2,500	32
priceline.com (2)	850	58
ValueVision International (2)	3,200	36
		1,454
Leisure Equipment & Products 0.2%		
Arctic Cat (1)	1,900	38
Brunswick (1)	2,000	65
Callaway Golf (1)	2,800	50
Eastman Kodak (1)	7,500	209
Hasbro	4,000	126
K2 (1)(2)	3,534	54
MarineMax (1)(2)	900	18
Mattel	10,700	270
Nautilus Group (1)	1,475	18
Oakley	2,900	82
Polaris Industries (1)	1,100	59
Pool (1)	2,305	90
		1,079
Media 3.3%		
Arbitron (1)	680	35
Belo, Class A	1,900	39
Cablevision Systems, Class A (2)	8,700	315
Catalina Marketing (1)	1,200	38
CBS, Class B	21,429	714

Citadel Broadcasting (1)	7,695	50
Clear Channel Communications (1)	13,401	507
Clear Channel Outdoor, Class A (1)(2)	2,900	82
Comcast, Class A (2)	92,291	2,595
Cox Radio, Class A (1)(2)	2,200	31
DIRECTV (2)	32,450	750
Discovery Holding, Series A (2)	6,800	156
Disney	59,840	2,043
Dow Jones (1)	2,200	126
DreamWorks Animation, Class A (1)(2)	3,000	87
EchoStar Communications, Class A (2)	9,400	408
Emmis Communications (1)	1,200	11
Entercom Communications (1)	1,200	30
Entravision Communications, Class A (1)(2)	2,500	26
Gannett	5,900	324
Gemstar TV Guide (2)	10,237	50
Getty Images (1)(2)	1,600	76
Gray Communications Systems (1)	1,700	16
Harte-Hanks	1,900	49
Hearst-Argyle Television (1)	1,700	41
Idearc (1)	4,305	152
Interactive Data (1)	2,900	78
Interpublic Group (1)(2)	11,351	129
John Wiley & Sons	1,900	92
Journal Register (1)	2,800	13
Lamar Advertising	2,300	144
Lee Enterprises (1)	1,900	40
Liberty Global (1)(2)	11,307	464
Live Nation (2)	3,475	78
Marvel Entertainment (1)(2)	3,300	84
McClatchy (1)	1,916	48
McGraw-Hill	8,800	599
Media General, Class A (1)	700	23
Mediacom Communications (2)	2,800	27

Meredith	1,100	68
New York Times, Class A (1)	3,400	86
News Corp., Class A	73,084	1,550
Nexstar Broadcasting (2)	1,200	16
Omnicom	9,000	476
PRIMEDIA (1)(2)	13,700	39
R.H. Donnelley	2,340	177
Regal Entertainment Group, Class A (1)	5,800	127
Regent Communications (2)	6,500	22
Scholastic (1)(2)	1,100	40
Scripps, Class A (1)	3,800	174
Sirius Satellite Radio (1)(2)	32,400	98
Spanish Broadcasting, Class A (1)(2)	3,000	13
Sun-Times Media Group, Class A (1)	3,900	20
Time Warner	108,320	2,279
TiVo (1)(2)	5,200	30
Tribune (1)	3,139	92
Triple Crown Media (2)	6,330	59
Valassis Communications (1)(2)	1,700	29
Viacom, Class B (2)	18,629	776
Washington Post, Class B	220	171
Westwood One (1)	2,200	16
XM Satellite Radio Holdings, Class A (1)(2)	8,200	97
		17,025

Multiline Retail 1.0%

99 Cents Only Stores (1)(2)	2,900	38
Big Lots (1)(2)	3,700	109
Dillards, Class A (1)	2,200	79
Dollar General	8,450	185
Dollar Tree Stores (2)	2,500	109
Family Dollar Stores (1)	4,500	154
J.C. Penney	6,200	449
Kohl's (2)	8,800	625

Macys	14,166	564
Nordstrom	7,000	358
Saks (1)	4,375	93
Sears Holding (2)	3,631	615
Target	24,300	1,546
Tuesday Morning (1)	1,800	22
		4,946

Specialty Retail 2.0%

Abercrombie & Fitch	2,416	176
Advance Auto Parts	2,350	95
American Eagle Outfitters (1)	7,250	186
AnnTaylor Stores (2)	2,300	81
Autonation (1)(2)	6,300	141
AutoZone (1)(2)	1,900	260
Barnes & Noble	1,600	62
Bed Bath & Beyond (2)	7,500	270
Best Buy	12,450	581
Blockbuster, Class A (1)(2)	6,600	28
Borders Group (1)	2,700	51
CarMax (1)(2)	6,658	170
Charming Shoppes (2)	4,000	43
Chico's (1)(2)	5,200	127
Christopher & Banks (1)	1,700	29
Circuit City (1)	4,800	72
Conns (1)(2)	1,000	29
Cost Plus (1)(2)	900	8
Deb Shops (1)	1,300	36
Dick's Sporting Goods (1)(2)	1,800	105
Foot Locker	4,300	94
Franklin Covey (1)(2)	2,000	16
GameStop, Class A (2)	6,370	249
GAP	21,550	412
Genesco (1)(2)	900	47

Group One Automotive (1)	1,600	65
Guitar Center (1)(2)	800	48
Hibbett Sports (1)(2)	2,362	65
Home Depot	59,550	2,343
Hot Topic (2)	2,350	26
Lowes	43,400	1,332
Men's Wearhouse (1)	1,800	92
O'Reilly Automotive (1)(2)	2,900	106
Office Depot (2)	8,400	254
OfficeMax (1)	2,322	91
Pacific Sunwear (2)	2,325	51
Payless Shoesource (2)	2,806	89
Pep Boys (1)	1,700	34
PetSmart	4,100	133
Pier 1 Imports (1)	3,100	26
RadioShack (1)	3,700	123
Rent-A-Center (1)(2)	2,200	58
Ross Stores	4,200	129
Sally Beauty Supply (1)(2)	6,700	60
Select Comfort (1)(2)	2,850	46
Sherwin-Williams	3,600	239
Shoe Pavilion (2)	2,400	7
Staples	19,575	464
Talbots (1)	1,900	48
The Children's Place (2)	1,100	57
The Limited (1)	10,755	295
Tiffany	3,300	175
TJX	12,100	333
Tween Brands (1)(2)	1,657	74
United Retail Group (2)	1,500	17
Urban Outfitters (2)	5,200	125
West Marine (1)(2)	1,500	21
Williams-Sonoma (1)	2,700	85
Zale (1)(2)	1,600	38

Zumiez (1)(2)	1,400	53
		10,570

Textiles, Apparel & Luxury Goods 0.6%

Coach (2)	10,100	479
Columbia Sportswear (1)	1,500	103
Deckers Outdoor (1)(2)	1,000	101
Fossil (1)(2)	2,200	65
Hanesbrands (2)	3,000	81
Iconix Brand Group (1)(2)	3,300	73
Jones Apparel Group	3,500	99
K-Swiss, Class A (1)	2,000	57
Kellwood (1)	1,800	50
Liz Claiborne (1)	2,800	104
Movado Group (1)	2,000	67
Nike, Class B	13,400	781
Orange 21 (2)	7,300	48
Polo Ralph Lauren (1)	3,200	314
Quiksilver (1)(2)	5,400	76
Rocky Brands (1)(2)	2,100	39
Timberland, Class A (1)(2)	2,100	53
Unifi (1)(2)	7,500	20
V. F. (1)	3,600	330
		2,940
Total Consumer Discretionary		56,620

CONSUMER STAPLES 7.7%

Beverages 1.7%

Anheuser-Busch	21,400	1,116
Brown-Forman, Class B (1)	2,800	205
Coca-Cola	60,400	3,160
Coca-Cola Enterprises	10,900	262
Constellation Brands, Class A (1)(2)	6,000	146

Hansen Natural (1)(2)	2,700	116
Molson Coors Brewing, Class B	2,300	213
Pepsi Bottling Group	6,600	222
PepsiAmericas (1)	4,500	110
PepsiCo	48,070	3,117
		8,667

Food & Staples Retailing 1.9%

BJ's Wholesale Club (2)	2,000	72
Costco Wholesale (1)	11,700	685
CVS Caremark	44,988	1,640
Great Atlantic & Pacific Tea (1)(2)	2,100	70
Kroger	20,100	565
Longs Drug Stores	1,200	63
Pantry (1)(2)	1,400	65
Performance Food Group (2)	2,100	68
Rite Aid (1)(2)	19,400	124
Ruddick	2,200	66
Safeway (1)	12,400	422
Supervalu	5,299	245
Sysco	15,900	525
Topps	4,300	45
United Natural Foods (1)(2)	2,200	58
Wal-Mart	72,500	3,488
Walgreen	28,200	1,228
Weis Markets (1)	1,500	61
Whole Foods Market (1)	4,100	157
		9,647

Food Products 1.4%

Alico (1)	200	12
Archer-Daniels-Midland	18,072	598
Bunge Limited (1)	3,500	296
Campbell Soup	9,500	369

ConAgra	12,308	331
Corn Products International	2,800	127
Dean Foods (1)	3,379	108
Del Monte Foods	6,811	83
Flowers Foods	2,677	89
General Mills	9,300	543
Hain Celestial Group (1)(2)	2,100	57
H.J. Heinz	8,800	418
Hershey Foods	6,400	324
Hormel Foods	3,900	146
J.M. Smucker	2,416	154
Kellogg	7,400	383
Kraft Foods, Class A	47,576	1,677
Lancaster Colony (1)	1,200	50
Lance (1)	1,300	31
McCormick	4,100	156
Pilgrim's Pride (1)	2,300	88
Sara Lee	20,000	348
Smithfield Foods (1)(2)	2,400	74
Tasty Baking (1)	5,200	54
Tootsie Roll Industries (1)	1,850	51
Treehouse Foods (1)(2)	1,375	36
Tyson Foods, Class A	9,154	211
Wrigley (1)	8,750	484
		7,298
Household Products 1.5%		
Clorox	4,400	273
Colgate-Palmolive	15,000	973
Energizer (2)	2,000	199
Kimberly-Clark	12,400	829
Procter & Gamble	93,112	5,698
		7,972

Personal Products 0.2%

Alberto Culver	2,500	59
Avon	11,300	415
Bare Escentuals (1)(2)	3,200	109
Chattem (1)(2)	1,000	64
Elizabeth Arden (1)(2)	2,300	56
Estee Lauder, Class A (1)	5,500	250
NBTY (1)(2)	2,300	100
Playtex Products (2)	5,400	80
		1,133

Tobacco 1.0%

Alliance One International (2)	4,200	42
Altria Group	61,600	4,320
Reynolds American (1)	7,466	487
Universal Corporation (1)	1,200	73
UST (1)	4,500	242
Vector Group (1)	3,757	85
		5,249
Total Consumer Staples		39,966

ENERGY 9.7%

Energy Equipment & Services 2.2%

Allis-Chalmers Energy (1)(2)	2,200	51
Atwood Oceanics (1)(2)	1,400	96
Baker Hughes	9,400	791
BJ Services	8,700	247
Bristow Group (1)(2)	1,200	59
Cameron International (2)	3,200	229
Carbo Ceramics (1)	1,200	53
Diamond Offshore Drilling (1)	3,300	335
ENSCO International (1)	4,000	244
FMC Technologies (2)	1,987	157

Global Industries (2)	4,700	126
GlobalSantaFe (1)	7,096	513
Grant Prideco (2)	3,800	205
Halliburton	29,500	1,018
Hanover Compressor (1)(2)	3,100	74
Helmerich & Payne	3,200	113
Input/Output (1)(2)	5,500	86
Nabors Industries (1)(2)	8,160	272
National Oilwell Varco (2)	4,984	520
Newpark Resources (1)(2)	4,300	33
Noble Drilling	3,800	371
Oceaneering International (2)	2,400	126
Parker Drilling (2)	6,800	72
Patterson-UTI Energy	4,600	121
Pride International (2)	4,300	161
Rowan (1)	3,100	127
Schlumberger	34,344	2,917
Smith International	5,000	293
Sulphco (1)(2)	5,600	20
Superior Energy (2)	2,900	116
TETRA Technologies (1)(2)	3,150	89
Tidewater (1)	1,300	92
Todco (2)	2,400	113
Transocean (1)(2)	8,325	882
Unit (2)	1,700	107
Universal Compression Holdings (2)	1,400	101
W-H Energy Services (2)	1,800	111
Weatherford International (2)	9,700	536
		11,577

Oil, Gas & Consumable Fuels 7.5%

Anadarko Petroleum	13,858	721
Apache	9,986	815
Arch Coal (1)	4,692	163

Arena Resources (1)(2)	2,400	139
Atlas America (1)	1,400	75
Bill Barrett (1)(2)	1,900	70
Cabot Oil & Gas	3,900	144
Callon Petroleum (1)(2)	3,200	45
Chesapeake Energy (1)	12,508	433
Chevron	63,333	5,335
Cimarex Energy (1)	2,544	100
CNX Gas (1)(2)	5,200	159
ConocoPhillips	48,449	3,803
CONSOL Energy	5,900	272
Crosstex Energy (1)	4,100	118
Denbury Resources (2)	3,600	135
Devon Energy	13,032	1,020
El Paso Corporation	21,244	366
Encore Acquisition (1)(2)	2,600	72
Energy Partners (1)(2)	1,683	28
EOG Resources	7,400	541
Evergreen Energy (1)(2)	5,100	31
ExxonMobil	168,862	14,164
Fieldpoint Petroleum (1)(2)	7,700	14
Forest Oil (2)	1,700	72
Foundation Coal Holdings	1,900	77
Frontier Oil (1)	5,100	223
General Maritime (1)	2,300	62
GMX Resources (1)(2)	1,600	55
Helix Energy Solutions Group (1)(2)	2,610	104
Hess	7,800	460
Marathon Oil	20,308	1,218
Mariner Energy (2)	3,333	81
Massey (1)	2,300	61
Murphy Oil	5,800	345
Newfield Exploration (2)	3,600	164
Noble Energy	5,200	324

Occidental Petroleum	24,900	1,441
Pacific Ethanol (1)(2)	2,000	26
Peabody Energy	8,400	406
Penn Virginia	2,000	80
Petrohawk Energy (1)(2)	4,500	71
Petroleum Development (2)	1,900	90
Pioneer Natural Resources Co.	3,300	161
Plains Exploration & Production (2)	2,900	139
Pogo Producing (1)	1,900	97
Quicksilver Resources (1)(2)	2,750	123
Range Resources	2,800	105
Southwestern Energy (2)	5,100	227
Spectra Energy	23,426	608
Stone Energy (2)	1,200	41
Sunoco	4,200	335
Syntroleum (1)(2)	6,600	18
Tesoro Petroleum	5,200	297
Transmeridian Exploration (1)(2)	11,800	21
Ultra Petroleum (2)	5,100	282
Valero Energy	17,314	1,279
Whiting Petroleum (2)	1,500	61
Williams Companies	17,285	547
World Fuel Services (1)	2,400	101
XTO Energy	11,142	670
		39,235
Total Energy		50,812

FINANCIALS 19.8%

Capital Markets 3.2%

A.G. Edwards	2,500	211
Allied Capital	4,400	136
American Capital Strategies (1)	4,800	204
Ameriprise Financial	6,400	407

Apollo Investment (1)	3,100	67
Bank of New York Mellon	21,900	907
Bear Stearns	3,027	424
Blackrock (1)	700	110
Charles Schwab	35,406	726
Cohen & Steers (1)	1,900	83
E*TRADE Financial (2)	12,100	267
Eaton Vance	3,500	155
Federated Investors, Class B	2,750	105
Franklin Resources	6,900	914
GFI Group (1)(2)	900	65
Goldman Sachs	12,060	2,614
Greenhill (1)	1,300	89
Investment Technology Group (2)	2,300	100
Investors Financial Services	1,800	111
Janus Capital Group (1)	5,400	150
Jefferies Group	3,400	92
Knight Capital Group (2)	5,900	98
LaBranche & Co. (1)(2)	3,900	29
Legg Mason	3,650	359
Lehman Brothers	14,968	1,115
Mellon Financial (1)	11,500	506
Merrill Lynch	25,300	2,115
Morgan Stanley	30,800	2,583
Northern Trust	5,700	366
Nuveen Investments (1)	2,600	162
Piper Jaffray Cos (2)	1,215	68
Raymond James Financial	3,225	100
SEI	5,600	163
State Street	9,600	657
Stifel Financial (1)(2)	1,700	100
TD Ameritrade Holding (1)(2)	15,000	300
Waddell & Reed Financial, Class A	2,951	77

Westwood Holdings Group (1)	3,200	109
		16,844
Commercial Banks 3.7%		
1st Source (1)	2,013	50
Amcore Financial (1)	1,200	35
Associated Banc-Corp	3,767	123
Bancorp South (1)	2,700	66
Bank of Hawaii	1,600	83
Bank of the Ozarks (1)	2,400	67
BB&T	15,412	627
BOK Financial	1,615	86
Boston Private Financial (1)	1,900	51
Capital Corp of the West (1)	2,300	55
Capitol Bancorp Limited (1)	1,247	34
Chittenden (1)	1,068	37
Citizens Republic Bancorp (1)	2,979	54
City National	1,100	84
Colonial BancGroup	3,200	80
Comerica	4,000	238
Commerce Bancorp (1)	4,100	152
Commerce Bancshares (1)	1,664	75
Community Banks (1)	2,957	95
Community Capital	2,000	40
Compass Bancshares (1)	2,800	193
Cullen/Frost Bankers	1,200	64
CVB Financial (1)	5,239	58
East West Bancorp (1)	2,200	86
Fidelity Southern	4,600	78
Fifth Third Bancorp (1)	16,309	649
First Charter (1)	2,500	49
First Financial Bancorp (1)	2,770	42
First Horizon National (1)	2,800	109
First Merchants (1)	2,630	63

First Midwest Bancorp (1)	1,950	69
First Republic Bank	1,857	100
FirstBank Puerto Rico	4,900	54
FirstMerit (1)	2,000	42
FNB (1)	3,992	67
Frontier Financial (1)	2,300	52
Fulton Financial (1)	3,974	57
German American Bancorp	6,574	90
Greater Bay Bancorp	2,200	61
Hancock Holding (1)	1,300	49
Horizon Financial (1)	2,875	63
Huntington Bancshares (1)	5,366	122
IBERIABANK (1)	1,450	72
Integra Bank	2,971	64
International Bancshares (1)	3,812	98
KeyCorp	9,400	323
M & T Bank	2,700	289
Marshall & Ilsley	6,493	309
Metrocorp Bancshares (1)	4,200	90
Midwest Banc Holdings (1)	2,700	39
National City (1)	16,488	549
NBT Bancorp (1)	2,900	65
Old National Bancorp (1)	2,112	35
Omega Financial (1)	2,300	62
Oriental Financial Group (1)	4,427	48
Pacific Capital Bancorp (1)	1,710	46
Park National (1)	715	61
Peoples Bancorp (1)	4,345	118
PNC Financial Services Group	9,917	710
Popular (1)	7,000	112
Prosperity Bancshares (1)	2,200	72
Provident Bankshares (1)	1,599	52
Regions Financial	20,356	674
Renasant (1)	2,475	56

S&T Bancorp (1)	1,100	36
Sandy Spring Bancorp (1)	2,000	63
Signature Bank (2)	1,300	44
Sky Financial	3,133	87
South Financial Group (1)	2,465	56
Southwest Bancorp of Oklahoma	4,200	101
Sterling Bancshares	3,725	42
SunTrust	9,870	846
Susquehanna Bancshares (1)	2,000	45
SVB Financial Group (1)(2)	900	48
Synovus Financial	7,700	236
TCF Financial (1)	4,200	117
Texas Capital Bancshares (1)(2)	1,700	38
Trustmark (1)	1,500	39
U.S. Bancorp	51,855	1,709
U.S.B. Holding (1)	4,032	77
UCBH Holdings (1)	3,400	62
UMB Financial	996	37
UnionBanCal	3,300	197
United Bankshares (1)	1,300	41
Valley National Bancorp (1)	3,248	73
Wachovia	56,647	2,903
Webster Financial	2,003	85
Wells Fargo	100,204	3,524
WesBanco (1)	1,700	50
WestAmerica (1)	1,100	49
Whitney Holding	2,125	64
Wilmington Trust	1,500	62
Wintrust Financial (1)	1,050	46
Zions Bancorp	2,901	223
		19,293
Consumer Finance 0.8%		
Advance America Cash Advance Centers (1)	3,500	62

American Express	34,900	2,135
AmeriCredit (1)(2)	4,100	109
Capital One Financial	12,227	959
CompuCredit (1)(2)	2,100	74
First Marblehead (1)	1,200	46
SLM Corporation	11,600	668
Student Loan (1)	800	163
United PanAm Financial (1)(2)	2,100	30
World Acceptance (1)(2)	1,300	56
		4,302

Diversified Financial Services 4.3%

Bank of America	133,467	6,525
CBOT Holdings, Class A (1)(2)	2,400	496
Chicago Mercantile Exchange Holdings	1,030	550
CIT Group	5,200	285
Citigroup	145,714	7,474
IntercontinentalExchange (1)(2)	2,000	296
JPMorgan Chase	102,777	4,980
Leucadia National (1)	5,962	210
Moody's	7,500	466
NASDAQ Stock Market (2)	3,300	98
Nymex Holdings (1)	2,300	289
NYSE Euronext (1)	8,200	604
		22,273

Insurance 4.3%

21st Century Insurance Group (1)	4,200	92
ACE Limited	8,300	519
AFLAC	14,100	725
Alfa (1)	4,300	67
Alleghany (1)	314	128
Allstate	18,000	1,107
Ambac Financial Group	2,550	222

American Financial Group (1)	3,650	125
American International Group	76,918	5,387
Aon	7,950	339
Arthur J. Gallagher (1)	2,600	72
Assurant	3,300	194
Bristol West Holdings	2,400	54
Brown & Brown (1)	3,800	96
Chubb	12,000	650
Cincinnati Financial	3,969	172
Commerce Group	2,700	94
Conseco (2)	4,200	88
Delphi Financial, Class A	1,975	83
Erie Indemnity, Class A (1)	1,800	97
Everest Reinsurance Holdings	1,600	174
FBL Financial, Class A	1,832	72
Fidelity National Financial, Class A (1)	10,877	258
First American Financial	2,485	123
FPIC Insurance Group (1)(2)	1,300	53
Genworth Financial, Class A	11,100	382
Great American Financial Resources (1)	2,600	63
Hanover Insurance Group	1,400	68
Hartford Financial Services	8,900	877
HCC Insurance Holdings	2,750	92
Hilb Rogal and Hobbs (1)	1,400	60
Horace Mann Educators	1,800	38
Infinity Property & Casualty	1,200	61
Kansas City Life Insurance	1,600	74
LandAmerica Financial Group (1)	900	87
Lincoln National	7,484	531
Loews	15,800	805
Markel (2)	380	184
Marsh & McLennan (1)	15,300	472
MBIA (1)	3,400	212
Mercury General (1)	1,400	77

MetLife	21,500	1,386
Midland (1)	1,500	70
Nationwide Financial Services, Class A (1)	3,600	228
Navigators Group (2)	1,600	86
Odyssey Re Holdings (1)	2,900	124
Ohio Casualty	2,200	95
Old Republic International	5,187	110
Phoenix Companies	5,100	77
Presidential Life	2,600	51
Principal Financial Group	7,100	414
ProAssurance (1)(2)	1,124	63
Progressive Corporation	21,000	502
Protective Life	1,500	72
Prudential Financial	13,000	1,264
Reinsurance Group of America (1)	2,300	139
RLI (1)	1,300	73
SAFECO	3,300	205
StanCorp Financial Group	1,600	84
The Travelers Companies	18,923	1,012
Torchmark	2,600	174
United Fire & Casualty (1)	1,300	46
Unitrin	1,800	88
Unum Group	8,000	209
W. R. Berkley	5,237	170
White Mountains Insurance Group (1)	300	182
XL Capital	4,600	388
Zenith National	1,650	78
		22,464

Real Estate Investment Trusts (REITs) 1.9%

Agree Realty, REIT (1)	3,100	97
Alexandria Real Estate, REIT (1)	1,000	97
AMB Property, REIT	2,300	122
AmeriVest Properties, REIT (2)	10,000	—

Apartment Investment & Management, REIT, Class A	2,900	146
Archstone-Smith Trust, REIT	6,200	367
Avalonbay Communities, REIT	2,307	274
Boston Properties, REIT	3,800	388
Brandywine Realty Trust, REIT (1)	1,900	54
BRE Properties, Class A, REIT (1)	1,700	101
Camden Property Trust, REIT	1,800	121
CBL & Associates Properties, REIT	2,200	79
Cousins Properties, REIT	2,250	65
Crescent Real Estate Equities, REIT (1)	4,000	90
Developers Diversified Realty, REIT	3,600	190
Digital Realty Trust, REIT	1,200	45
Duke Realty, REIT	3,800	136
EastGroup Properties, REIT	1,600	70
Equity Lifestyle Properties, REIT (1)	1,700	89
Equity Residential, REIT	8,400	383
Essex Property Trust, REIT (1)	600	70
Federal Realty Investment Trust, REIT	1,800	139
FelCor Lodging Trust, REIT	3,748	98
First Industrial Realty, REIT (1)	2,100	81
Friedman, Billings, Ramsey Group, Class A, REIT (1)	8,300	45
General Growth Properties, REIT	6,600	349
Getty Realty, REIT (1)	2,800	74
Health Care, REIT	1,400	57
Health Care Property Investors, REIT	5,900	171
Highwoods Properties, REIT (1)	1,500	56
Home Properties of New York, REIT	1,400	73
Hospital Properties Trust, REIT	2,800	116
Host Hotels And Resorts, REIT (1)	15,283	353
Innkeepers USA, REIT	3,000	53
Kilroy Realty, REIT (1)	1,300	92
Kimco Realty, REIT	6,870	262
Liberty Property Trust, REIT (1)	2,100	92
Macerich Company, REIT	2,500	206

Mack-Cali Realty, REIT	2,100	91
Maguire Properties, REIT	3,000	103
Mid-America Apartment Communities, REIT	1,200	63
Mission West Properties, REIT (1)	8,900	124
Monmouth Real Estate Investment Trust, Class A, REIT	19,182	167
Nationwide Health Properties, REIT	3,800	103
One Liberty Properties, REIT	6,100	139
Parkway Properties, REIT (1)	1,600	77
Pennsylvania, REIT	2,030	90
Plum Creek Timber, REIT	4,944	206
PMC Commercial Trust, REIT	9,791	129
Post Properties, REIT (1)	1,800	94
Potlatch, REIT (1)	1,388	60
ProLogis, REIT	7,591	432
Public Storage, REIT	4,894	376
Rayonier, REIT	2,394	108
Realty Income, REIT	4,400	111
Regency Centers, REIT	1,900	134
Senior Housing Properties, REIT	600	12
Simon Property Group, REIT	6,681	622
SL Green Realty, REIT (1)	1,870	232
Spirit Finance, REIT (1)	3,100	45
Strategic Hotel Capital, REIT (1)	3,300	74
Taubman Centers, REIT	2,200	109
Thornburg Mortgage, REIT (1)	6,500	170
UDR, REIT (1)	3,800	100
Ventas, REIT	3,900	141
Vornado Realty Trust, REIT (1)	4,100	450
Weingarten Realty Investors, REIT (1)	2,875	118
		9,981

Real Estate Management & Development 0.2%

CB Richard Ellis Group, Class A (2)	7,500	274
Consolidated-Tomoka Land (1)	700	48

Forest City Enterprises, Class A (1)	4,000	246
Reis (2)	10,500	95
St. Joe (1)	2,000	93
		756
Thrifts & Mortgage Finance 1.4%		
Anchor Bancorp Wisconsin (1)	2,300	60
Astoria Financial	3,625	91
BankAtlantic, Class A (1)	2,700	23
Berkshire Hills Bancorp (1)	3,400	107
Brookline Bancorp (1)	4,293	50
Capitol Federal Financial (1)	3,900	144
CORUS Bankshares (1)	2,600	45
Countrywide Financial	17,098	622
Doral Financial (1)(2)	5,250	6
Downey Financial (1)	1,200	79
Fannie Mae	28,300	1,849
First Busey (1)	4,250	85
First Niagara Financial (1)	7,005	92
FirstFed Financial (1)(2)	800	45
Flushing Financial (1)	5,650	91
Freddie Mac	20,300	1,232
Fremont General	3,100	33
Hudson City Bancorp (1)	15,209	186
IndyMac Mortgage Holdings (1)	2,400	70
MAF Bancorp (1)	3,011	163
MGIC Investment (1)	2,400	137
New York Community Bancorp (1)	8,953	152
Northwest Bancorp (1)	3,200	84
Peoples United Financial	11,077	196
PMI Group (1)	2,000	89
Radian (1)	2,100	113
Sovereign Bancorp	11,572	245
Triad Guaranty (1)(2)	1,100	44

Washington Federal	2,842	69
Washington Mutual (1)	25,310	1,079
		7,281
Total Financials		103,194

HEALTH CARE 11.0%

Biotechnology 1.5%

Alexion Pharmaceutical (1)(2)	1,700	77
Alkermes (2)	3,900	57
Amgen (2)	34,660	1,916
Amylin Pharmaceuticals (1)(2)	3,800	156
Ariad Pharmaceuticals (1)(2)	7,200	40
Array BioPharma (1)(2)	3,500	41
AVI BioPharma (1)(2)	4,000	11
Biogen Idec (2)	9,710	519
BioMarin Pharmaceutical (1)(2)	5,500	99
Celgene (2)	10,800	619
Cell Genesys (1)(2)	4,700	16
Cephalon (1)(2)	1,600	129
Cubist Pharmaceuticals (1)(2)	2,200	43
CuraGen (1)(2)	5,300	10
CV Therapeutics (1)(2)	2,500	33
Cytrx (1)(2)	6,400	20
Dendreon (1)(2)	3,200	23
Digene (1)(2)	900	54
Encysive Pharmaceuticals (1)(2)	13,500	24
Enzon Pharmaceuticals (1)(2)	2,000	16
Genentech (2)	13,600	1,029
Genzyme (2)	7,249	467
Gilead Sciences (2)	26,960	1,045
Human Genome Sciences (1)(2)	4,600	41
ImClone Systems (1)(2)	2,307	82
ImmunoGen (1)(2)	4,700	26

Immunomedics (2)	6,100	25
Incyte (1)(2)	4,400	26
InterMune (1)(2)	1,900	49
Isis Pharmaceuticals (1)(2)	4,605	45
Lexicon Pharmaceuticals (1)(2)	5,000	16
Martek Biosciences (1)(2)	1,400	36
Medarex (1)(2)	4,700	67
Millennium Pharmaceuticals (2)	10,085	107
Myriad Genetics (1)(2)	2,500	93
NeoPharm (1)(2)	4,205	5
Neose Technologies (1)(2)	2,700	7
Neurocrine Biosciences (1)(2)	2,500	28
NPS Pharmaceuticals (1)(2)	2,500	10
ONYX Pharmaceuticals (1)(2)	2,300	62
OSI Pharmaceuticals (1)(2)	2,250	81
OSI Pharmaceuticals, Rights, 6/12/08 (2)	90	0
OXiGENE (1)(2)	6,400	25
PDL BioPharma (1)(2)	3,600	84
Pharmacopeia (1)(2)	3,900	22
Progenics Pharmaceuticals (1)(2)	2,300	50
Regeneron Pharmaceuticals (1)(2)	3,600	65
Sangamo BioSciences (1)(2)	3,700	30
Tanox (1)(2)	2,700	52
Theravance (1)(2)	2,900	93
Trimeris (1)(2)	2,600	18
Vertex Pharmaceuticals (1)(2)	3,448	98
		7,787
Health Care Equipment & Supplies 1.8%		
Advanced Medical Optics (2)	2,392	83
Align Technology (1)(2)	3,600	87
American Medical Systems (1)(2)	2,900	52
Analogic	800	59
Anika Therapeutics (2)	3,600	55

Arrow International	1,800	69
ArthroCare (1)(2)	1,300	57
Aspect Medical Systems (1)(2)	2,000	30
Bausch & Lomb (1)	1,200	83
Baxter International	18,600	1,048
Beckman Coulter	1,700	110
Becton, Dickinson	6,700	499
Biomet	6,300	288
Boston Scientific (2)	38,339	588
C.R. Bard	2,600	215
Cantel Medical (1)(2)	2,400	41
Cerus (1)(2)	4,800	33
Cooper Companies (1)	1,300	69
Cytyc (2)	3,600	155
Dade Behring Holdings	2,200	117
Dentsply International	4,200	161
DJO (1)(2)	1,500	62
Edwards Lifesciences (1)(2)	1,360	67
Exactech (1)(2)	3,800	61
Gen-Probe (2)	1,800	109
Haemonetics (1)(2)	1,300	68
Healthtronics (2)	4,300	19
Hologic (2)	1,900	105
Hospira (2)	3,890	152
ICU Medical (1)(2)	1,400	60
IDEXX Laboratories (2)	900	85
Immucor (2)	900	25
Integra LifeSciences (1)(2)	1,400	69
Intuitive Surgical (1)(2)	900	125
Invacare (1)	1,300	24
Inverness Medical Innovations (1)(2)	1,680	86
Invitrogen (2)	1,200	89
Kinetic Concepts (2)	2,100	109
Kyphon (1)(2)	900	43

Lifecore Biomedical (2)	2,300	37
Medical Action Industries (1)(2)	2,350	43
Medtronic	34,320	1,780
NMT Medical (1)(2)	2,700	32
OraSure Technologies (1)(2)	4,500	37
Palomar Medical Technologies (1)(2)	1,400	49
Regeneration Technologies (1)(2)	3,500	39
ResMed (1)(2)	2,100	87
Respironics (2)	2,400	102
St. Jude Medical (2)	10,000	415
Steris	2,000	61
Stryker	10,800	681
SurModics (1)(2)	1,200	60
Synergetics USA (1)(2)	7,000	24
Thoratec (1)(2)	3,000	55
Varian Medical Systems (2)	3,600	153
Vital Signs	800	44
West Pharmaceutical Services (1)	1,400	66
Zimmer Holdings (2)	6,760	574
Zoll Medical (2)	2,200	49
		9,645

Health Care Providers & Services 2.2%

Aetna	15,200	751
AmerisourceBergen	5,432	269
AMN Healthcare Services (1)(2)	1,852	41
AmSurg, Class A (1)(2)	2,500	60
Apria Healthcare (1)(2)	2,100	60
Bioscrip (1)(2)	5,500	26
Birner Dental Management (1)	1,800	40
Brookdale Senior Living (1)	5,400	246
Cardinal Health	11,705	827
CIGNA	9,300	486
Community Health System (2)	2,400	97

CorVel (1)(2)	1,025	27
Coventry Health Care (2)	4,614	266
Cross Country Healthcare (1)(2)	1,700	28
DaVita (2)	3,099	167
Emeritus (1)(2)	1,900	59
Express Scripts (2)	8,000	400
Gentiva Health Services (2)	2,375	48
Health Management (1)	7,300	83
Health Net (2)	3,200	169
Henry Schein (2)	2,300	123
Hooper Holmes (2)	5,300	18
Humana (2)	5,000	304
Laboratory Corporation of America (2)	3,800	297
Landauer (1)	900	44
LifePoint Hospitals (1)(2)	2,547	98
Lincare Holdings (2)	2,800	112
Manor Care (1)	2,500	163
McKesson	8,351	498
Medco (2)	8,446	659
Omnicare (1)	3,400	123
Patterson Companies (2)	3,800	142
PSS World Medical (1)(2)	3,000	55
Psychemedics (1)	2,075	42
Psychiatric Solutions (1)(2)	2,800	101
Q-Med (1)(2)	6,200	24
Quest Diagnostics	5,200	269
Rural/Metro (2)	4,300	25
Sierra Health Services (2)	2,400	100
Sunrise Senior Living (1)(2)	1,800	72
Tenet Healthcare (1)(2)	13,050	85
Triad Hospitals (2)	2,531	136
UnitedHealth Group	40,222	2,057
Universal Health Services	1,500	92
VCA Antech (2)	1,000	38

Wellcare Health Plans (2)	600	54
WellPoint (2)	18,504	1,477
		11,358

Health Care Technology 0.1%

Allscripts Healthcare (1)(2)	2,900	74
Cerner (1)(2)	1,900	105
Eclipsys (1)(2)	2,700	54
HLTH (1)(2)	7,110	100
IMS Health	6,300	202
Omnicell (2)	2,800	58
		593

Life Sciences Tools & Services 0.4%

Affymetrix (1)(2)	1,800	45
Albany Molecular Research (1)(2)	2,400	36
Applera	5,500	168
Bio-Rad Laboratories, Class A (2)	1,000	75
Bruker BioSciences (2)	5,700	51
Charles River Laboratories International (1)(2)	1,968	102
Covance (2)	2,200	151
Dionex (1)(2)	700	50
Exelixis (1)(2)	5,700	69
Illumina (1)(2)	1,000	41
Luminex (1)(2)	2,800	34
Millipore (1)(2)	1,300	98
Nektar Therapeutics (1)(2)	3,800	36
PerkinElmer	3,735	97
Pharmaceutical Product Development	3,600	138
Techne (2)	1,100	63
Thermo Fisher Scientific (2)	11,978	619
Varian (2)	1,300	71
Ventana Medical Systems (1)(2)	1,300	100

Wyeth	40,000	2,293
		25,815
Total Health Care		57,408

INDUSTRIALS & BUSINESS SERVICES 11.3%

Aerospace & Defense 2.3%

Alliant Techsystems (1)(2)	1,025	102
American Science Engineering (1)(2)	600	34
Armor Holdings (1)(2)	500	43
BE Aerospace (2)	4,000	165
Boeing	23,400	2,250
Ceradyne (1)(2)	400	30
Curtiss-Wright (1)	2,000	93
DRS Technologies	1,713	98
Esterline Technologies (2)	900	43
GenCorp (1)(2)	3,300	43
General Dynamics	11,900	931
Goodrich	3,640	217
Harris	3,200	175
Hexcel (1)(2)	4,200	89
Honeywell International	23,325	1,313
L-3 Communication	3,200	312
Ladish Company (1)(2)	1,700	73
Lockheed Martin	11,000	1,035
MTC Technologies (1)(2)	1,700	42
Northrop Grumman	10,302	802
Precision Castparts	3,968	482
Raytheon	12,900	695
Rockwell Collins	4,700	332
Spirit Aerosystems Holdings, Class A (1)(2)	3,300	119
Taser International (1)(2)	6,400	89
Teledyne Technologies (2)	1,500	69
United Industrial (1)	1,300	78

United Technologies	29,204	2,071
		11,825
Air Freight & Logistics 0.7%		
C.H. Robinson Worldwide	5,200	273
EGL (2)	1,750	82
Expeditors International of Washington	6,300	260
Fedex	8,500	943
Forward Air (1)	1,650	56
UPS, Class B	31,000	2,263
		3,877
Airlines 0.2%		
AirTran (1)(2)	3,400	37
Alaska Air Group (1)(2)	1,600	44
AMR (1)(2)	6,900	182
Continental Airlines, Class B (1)(2)	3,000	102
JetBlue Airways (1)(2)	6,162	72
SkyWest (1)	2,800	67
Southwest Airlines (1)	21,337	318
UAL (1)(2)	3,100	126
US Airways Group (1)(2)	3,200	97
		1,045
Building Products 0.2%		
AAON (1)	2,350	75
American Standard	5,500	324
Ameron International (1)	900	81
Lennox International	2,200	75
Masco (1)	11,200	319
Owens Corning (1)(2)	2,500	84
Universal Forest Products (1)	1,000	42
USG (1)(2)	2,600	128
		1,128

Commercial Services & Supplies 0.9%

Acco Brands (1)(2)	2,169	50
Administaff	1,200	40
Advisory Board (2)	900	50
Allied Waste Industries (1)(2)	10,660	144
Avery Dennison	2,600	173
Barrett Business (1)	1,900	49
Brady, Class A (1)	1,800	67
Brinks Company	1,600	99
ChoicePoint (2)	2,066	88
Cintas	4,200	166
Consolidated Graphics (1)(2)	1,300	90
Copart (2)	2,950	90
Corporate Executive Board (1)	1,100	71
Corrections Corp. of America (2)	2,134	135
CoStar Group (1)(2)	1,000	53
Covanta Holding (1)(2)	2,100	52
Deluxe	2,100	85
Diamond Management & Technology Consultants	3,400	45
Dun & Bradstreet	1,600	165
Equifax	3,500	156
G & K Services, Class A (1)	900	36
GEO (1)(2)	3,200	93
Herman Miller	2,000	63
HNI Corporation (1)	1,300	53
Hudson Highland Group (2)	1,314	28
ICT Group (1)(2)	2,200	41
IHS (2)	2,400	110
IKON Office Solutions	4,100	64
Korn/Ferry (2)	2,000	53
Labor Ready (2)	3,000	69
Learning Tree International (1)(2)	1,700	22
Manpower	2,100	194

McGrath RentCorp (1)	1,400	47
PHH (2)	1,187	37
Pitney Bowes	5,700	267
R.H. Donnelley (2)	6,300	274
Republic Services	5,100	156
Robert Half International (1)	4,000	146
Rollins (1)	2,400	55
School Specialty (1)(2)	1,000	35
Spherion (2)	3,200	30
Stericycle (1)(2)	3,000	133
Team (1)(2)	1,400	63
TeleTech Holdings (1)(2)	2,400	78
Tetra Tech (2)	2,025	44
Thomas Group (1)	2,100	22
TRM Copy Centers (1)(2)	4,600	7
United Stationers (2)	700	47
Viad	1,100	46
VSE	2,400	88
Waste Connections (2)	2,550	77
Waste Management	14,060	549
Westaff (1)(2)	3,200	14
		4,909

Construction & Engineering 0.3%

EMCOR Group (2)	1,400	102
Fluor (1)	2,400	267
Foster Wheeler (2)	2,000	214
Granite Construction	1,550	99
Insituform Technologies, Class A (1)(2)	2,100	46
Jacobs Engineering Group (2)	3,400	196
KBR (2)	4,800	126
Quanta Services (1)(2)	4,750	146
Shaw Group (2)	3,200	148
		1,344

Electrical Equipment 0.6%

Acuity Brands	1,800	109
American Superconductor (1)(2)	3,600	70
AMETEK	2,700	107
AZZ (1)(2)	2,200	74
Baldor Electric (1)	1,500	74
Belden (1)	1,700	94
C&D Technologies (1)(2)	3,400	19
Cooper Industries, Class A	7,800	445
Emerson Electric	22,100	1,034
Energy Conversion Devices (1)(2)	1,400	43
Fuelcell Energy (1)(2)	4,300	34
General Cable (2)	2,700	205
Genlyte Group (2)	1,100	86
GrafTech International (2)	8,400	141
Hubbell, Class B (1)	1,600	87
Plug Power (1)(2)	6,900	22
Regal-Beloit (1)	1,600	74
Rockwell Automation	4,300	299
Sunpower (1)(2)	1,400	88
Thomas & Betts (2)	1,700	99
Ultralife Batteries (1)(2)	3,500	37
Unique Mobility (1)(2)	4,400	18
Vicor (1)	1,900	25
Woodward Governor	2,100	113
		3,397

Industrial Conglomerates 3.2%

3M	21,700	1,883
Carlisle Companies	1,800	84
GE	305,406	11,691
McDermott International (2)	4,350	361
Roper Industries	2,100	120
Teleflex	900	74

Textron	3,400	374
Tredegar (1)	3,000	64
Tyco International	57,000	1,926
		16,577

Machinery 1.8%

3-D Systems (1)(2)	5,300	132
Actuant, Class A (1)	1,340	85
AGCO (1)(2)	3,200	139
Ampco Pittsburgh (1)	2,100	84
Briggs & Stratton (1)	1,000	32
Bucyrus International, Class A (1)	1,200	85
Cascade (1)	500	39
Caterpillar	14,500	1,135
Crane	2,100	95
Cummins Engine	2,800	283
Danaher	7,500	566
Deere	5,000	604
Donaldson	2,600	92
Dover	5,000	256
Dynamic Materials (1)	1,300	49
Eaton	3,700	344
EnPro Industries (1)(2)	1,268	54
ESCO Technologies (1)(2)	1,200	44
Flowserve	2,000	143
Force Protection (1)(2)	1,500	31
Graco	2,187	88
Harsco	2,200	114
Illinois Tool Works	14,500	786
Ingersoll-Rand, Class A	8,800	482
ITT	4,400	300
Joy Global	3,300	192
Kennametal	1,000	82
Lincoln Electric Holdings	1,400	104

Manitowoc	2,400	193
Middleby (1)(2)	1,400	84
Mueller Water Products, Class B	3,304	50
NACCO Industries	500	78
Nordson	1,600	80
Oshkosh Truck (1)	2,200	138
PACCAR (1)	7,075	616
Pall	3,500	161
Parker Hannifin	3,019	296
Pentair (1)	2,200	85
Robbins & Myers	1,800	96
SPX	1,604	141
Tecumseh Products, Class A (1)(2)	2,100	33
Terex (2)	3,600	293
Timken	3,000	108
Toro	1,400	82
Trinity Industries (1)	1,950	85
Turbochef Technologies (2)	2,100	29
Valmont Industries (1)	2,000	146
Wabtec	2,425	89
Watts Industries, Class A (1)	1,300	49
		9,372
Marine 0.1%		
Alexander & Baldwin	1,400	75
International Shipholding (2)	500	10
Kirby Corporation (2)	2,400	92
Overseas Shipholding Group (1)	1,400	114
		291
Road & Rail 0.8%		
Avis Budget Group (2)	2,965	84
Burlington Northern Santa Fe	10,600	902
Con-Way	1,500	75

CSX	12,800	577
Dollar Thrifty Auto Group (1)(2)	1,000	41
Florida East Coast Industries (1)	1,200	100
Hertz Global Holdings (2)	6,100	162
J.B. Hunt Transport Services	4,800	141
Kansas City Southern Industries (1)(2)	3,300	124
Knight Transportation (1)	3,150	61
Landstar Systems	2,600	125
Norfolk Southern	11,600	610
Ryder System	1,500	81
U.S. Xpress Enterprises (2)	2,600	48
Union Pacific	7,700	887
USA Truck (1)(2)	2,400	40
Werner Enterprises (1)	3,175	64
		4,122
Trading Companies & Distributors 0.2%		
Applied Industrial Technologies (1)	2,475	73
Fastenal (1)	3,900	163
GATX (1)	1,700	84
Huttig Building Products (2)	6,044	46
Interline Brands (1)(2)	2,000	52
MSC Industrial Direct	1,600	88
UAP Holding (1)	2,700	81
United Rentals (2)	2,900	94
W. W. Grainger	2,100	196
WESCO International (2)	800	48
		925
Total Industrials & Business Services		58,812
INFORMATION TECHNOLOGY 14.5%		
Communications Equipment 2.3%		
3Com (2)	8,300	34

ADC Telecommunications (1)(2)	2,321	43
ADTRAN	1,700	44
Anaren (2)	1,600	28
Andrew (2)	3,600	52
Avaya (2)	12,657	213
Avocent (1)(2)	1,936	56
C-Cor (2)	3,800	53
Carrier Access (1)(2)	6,900	32
Channell Commercial (2)	5,600	25
Ciena (1)(2)	3,863	140
Cisco Systems (2)	177,968	4,956
Commscope (1)(2)	1,700	99
Corning (2)	46,110	1,178
Ditech Networks (1)(2)	3,600	30
Dycom Industries (1)(2)	1,900	57
EMS Technologies (1)(2)	2,000	44
Extreme Networks (1)(2)	4,900	20
F5 Networks (2)	1,600	129
Finisar (1)(2)	13,400	51
Foundry Networks (2)	4,400	73
Harmonic (1)(2)	5,259	47
Harris Stratex Networks, Class A (1)(2)	1,125	20
Inter-Tel	2,200	53
InterDigital (1)(2)	1,600	52
IXIA (2)	2,100	19
JDS Uniphase (1)(2)	6,144	83
Juniper Networks (2)	15,950	401
Mastec (1)(2)	4,350	69
Motorola	70,640	1,250
MRV Communications (1)(2)	8,360	27
Optical Cable, Warrants, 10/24/07 (2)	168	—
Packeteer (1)(2)	3,300	26
Plantronics (1)	1,200	32
Polycom (2)	3,900	131

Powerwave Technologies (1)(2)	4,837	32
QUALCOMM	49,000	2,126
SeaChange International (1)(2)	2,900	23
Sirenza Microdevices (1)(2)	4,600	55
Sonus Networks (1)(2)	11,900	101
Sycamore Networks (1)(2)	5,900	24
Tekelec (1)(2)	1,600	23
Tellabs (2)	11,657	125
		12,076

Computers & Peripherals 3.2%

Adaptec (2)	6,300	24
Apple (2)	25,400	3,100
Avid Technology (1)(2)	1,500	53
Brocade Communications Systems (1)(2)	17,183	134
Dell (2)	66,800	1,907
Diebold (1)	1,600	84
Dot Hill (2)	5,900	21
Electronics for Imaging (1)(2)	1,900	54
EMC (2)	61,076	1,105
Emulex (1)(2)	2,200	48
Gateway (1)(2)	9,100	14
Hewlett-Packard	78,818	3,517
IBM (1)	40,490	4,262
Imation	800	29
Intermec (1)(2)	2,400	61
Iomega (2)	5,300	25
LaserCard (1)(2)	2,000	22
Lexmark International (1)(2)	3,000	148
NCR (2)	4,400	231
Network Appliance (1)(2)	10,200	298
Palm (1)(2)	1,800	29
Presstek (1)(2)	6,400	51
QLogic (2)	5,422	90

Quantum DLT & Storage Systems Group (1)(2)	8,100	26
Rackable Systems (1)(2)	1,600	20
Rimage (1)(2)	2,200	69
Sandisk (2)	6,500	318
Socket Communications (2)	14,700	13
Sun Microsystems (2)	102,300	538
Western Digital (2)	6,300	122
		16,413

Electronic Equipment & Instruments 0.6%

Aeroflex (1)(2)	3,400	48
Agilent Technologies (2)	11,387	438
Amphenol, Class A	4,600	164
Anixter International (1)(2)	900	68
Arrow Electronics (2)	2,600	100
Avnet (2)	3,548	141
AVX (1)	4,100	69
Benchmark Electronics (2)	1,275	29
Brightpoint (1)(2)	2,880	40
CDW (2)	1,900	161
Cherokee International (1)(2)	4,100	20
Cogent (1)(2)	3,100	46
Coherent (1)(2)	1,500	46
Daktronics (1)	2,200	47
Dolby Laboratories, Class A (2)	2,900	103
Electro Scientific Industries (1)(2)	1,300	27
Ingram Micro, Class A (2)	4,100	89
Insight Enterprises (2)	2,050	46
Jabil Circuit (1)	5,000	110
Maxwell Technologies (1)(2)	800	11
Mercury Computer Systems (2)	1,600	20
Merix (2)	3,800	30
Molex (1)	4,350	131
Multi Fineline Elecronix (1)(2)	1,600	27

Napco Security Systems (1)(2)	6,315	40
National Instruments	2,500	81
Newport (1)(2)	2,100	32
Nu Horizons Electronics (1)(2)	2,850	38
OYO Geospace (1)(2)	800	59
Park Electrochemical	1,600	45
PC Connection (1)(2)	1,550	21
Plexus (1)(2)	1,800	41
Sanmina-SCI (2)	11,412	36
Solectron (1)(2)	21,240	78
Tech Data (2)	1,300	50
Technitrol	2,700	77
Tektronix (1)	2,100	71
Trimble Navigation (2)	3,794	122
TTM Technologies (2)	2,400	31
Vishay Intertechnology (2)	6,120	97
X-Rite	3,300	49
Zygo (1)(2)	1,900	27
		3,006
Internet Software & Services 1.4%		
Akamai Technologies (1)(2)	5,400	263
aQuantive (2)	3,000	192
Ariba (1)(2)	3,438	34
CNET Networks (1)(2)	8,375	69
Earthlink (1)(2)	3,930	29
eBay (2)	37,700	1,213
eCollege.com (2)	1,400	31
Entrust Technologies (1)(2)	5,500	22
Google, Class A (2)	6,370	3,334
IAC/InterActiveCorp (1)(2)	9,324	323
Interwoven (2)	5,489	77
Monster Worldwide (2)	3,300	136
RealNetworks (1)(2)	10,200	83

S1 (2)	4,100	33
Sonicwall (2)	3,000	26
The Knot (1)(2)	2,500	51
Tumbleweed Communications (2)	4,800	12
United Online (1)	6,550	108
VeriSign (2)	7,040	223
Websense (1)(2)	1,800	38
Yahoo! (2)	36,832	999
		7,296

IT Services 1.3%

Acxiom	3,000	79
Affiliated Computer Services, Class A (2)	2,900	164
Alliance Data Systems (2)	2,100	162
Analysts International (2)	5,700	10
AnswerThink (1)(2)	5,020	18
Authorize Net Holdings (2)	3,278	59
Automatic Data Processing	14,800	717
BearingPoint (1)(2)	7,300	53
BISYS Group (2)	3,600	43
Broadridge Financial Solutions	3,425	65
CACI International, Class A (2)	700	34
Ceridian (2)	3,600	126
Checkfree (1)(2)	3,000	121
CIBER (1)(2)	4,100	34
Cognizant Technology Solutions (2)	4,300	323
Computer Sciences (2)	4,500	266
Convergys (2)	3,900	95
CSG Systems International (2)	1,900	50
DST Systems (1)(2)	2,100	166
EFunds (1)(2)	1,706	60
Electronic Clearing House (1)(2)	2,800	39
Electronic Data Systems	13,400	372
Fidelity National Information (1)	7,542	409

First Data (1)	20,851	681
Fiserv (2)	4,375	249
Forrester Research (2)	2,100	59
Global Payments	1,760	70
Hewitt Associates, Class A (1)(2)	2,680	86
Igate Capital (1)(2)	4,600	37
Iron Mountain (1)(2)	4,462	117
Management Network Group (1)(2)	4,400	10
Mastercard, Class A (1)	2,700	448
Maximus	1,400	61
Moneygram International	2,500	70
MPS Group (2)	3,200	43
Paychex	9,287	363
Perot Systems, Class A (1)(2)	3,400	58
RightNow Technologies (1)(2)	2,400	39
Sapient (1)(2)	5,500	43
Startek (1)	2,400	26
Sykes Enterprises (2)	2,700	51
Total System Services (1)	6,200	183
Unisys (2)	10,000	91
Western Union	22,851	476
		6,726
Office Electronics 0.1%		
Xerox (2)	25,500	471
Zebra Technologies (2)	2,150	83
		554
Semiconductor & Semiconductor Equipment 2.6%		
Actel (2)	1,500	21
Advanced Energy Industries (2)	2,700	61
Advanced Micro Devices (1)(2)	17,300	247
Altera (1)	9,500	210
AMIS Holdings (2)	2,500	31

Amkor Technology (1)(2)	5,800	91
Analog Devices	13,500	508
Applied Materials	40,878	812
Applied Micro Circuits (1)(2)	8,642	22
Atheros Communications (1)(2)	2,800	86
Atmel (2)	15,900	88
ATMI (1)(2)	1,500	45
Axcelis Technologies (2)	4,714	31
Broadcom, Class A (2)	14,150	414
Brooks-Pri Automation (2)	2,554	46
Cabot Microelectronics (1)(2)	1,664	59
Cirrus Logic (2)	5,700	47
Cognex (1)	1,300	29
Cohu (1)	1,600	36
Conexant Systems (1)(2)	10,416	14
Cree (1)(2)	2,000	52
Cymer (2)	800	32
Cypress Semiconductor (1)(2)	4,400	103
Diodes (1)(2)	2,175	91
DSP Group (2)	900	18
Entegris (2)	6,092	72
Fairchild Semiconductor, Class A (2)	2,600	50
FEI (1)(2)	2,200	71
Integrated Device Technology (2)	4,250	65
Intel	171,490	4,075
International Rectifier (2)	1,900	71
Intersil Holding, Class A	2,796	88
KLA-Tencor	5,400	297
Kopin (1)(2)	6,500	25
Kulicke & Soffa (2)	1,700	18
Lam Research (2)	4,100	211
Lattice Semiconductor (2)	4,800	27
Linear Technology	7,600	275
LSI Corp. (1)(2)	21,378	161

LTX (1)(2)	4,700	26
Mattson Technology (2)	3,600	35
Maxim Integrated Products	8,521	285
MEMC Electronic Materials (1)(2)	6,200	379
Micrel (1)	4,700	60
Microchip Technology	5,264	195
Micron Technology (1)(2)	21,569	270
Microsemi (1)(2)	1,400	34
MIPS Technologies (1)(2)	4,800	42
MKS Instruments (2)	2,213	61
MoSys (1)(2)	3,500	31
Nanometrics (1)(2)	2,500	17
National Semiconductor (1)	8,200	232
Novellus Systems (1)(2)	3,200	91
NVIDIA (2)	10,500	434
Omnivision Technologies (1)(2)	2,600	47
ON Semiconductor (1)(2)	9,700	104
Pericom Semiconductor (2)	3,100	35
QuickLogic (2)	6,700	18
Rambus (1)(2)	3,500	63
RF Micro Devices (1)(2)	5,300	33
Rudolph Technologies (2)	1,600	27
Semitool (1)(2)	2,500	24
Semtech (2)	1,600	28
Silicon Laboratories (1)(2)	1,700	59
Silicon Storage Technology (1)(2)	5,700	21
Skyworks Solutions (1)(2)	6,679	49
Spansion, Class A (1)(2)	2,900	32
Teradyne (2)	4,200	74
Texas Instruments	43,000	1,618
Transmeta (1)(2)	19,300	14
TriQuint Semiconductor (2)	6,290	32
Varian Semiconductor Equipment (2)	2,250	90
Virage Logic (2)	8,000	59

Xilinx	9,100	244
Zoran (2)	1,614	32
		13,595

Software 3.0%

Activision (2)	7,154	134
Adobe Systems (2)	16,780	674
Advent Software (1)(2)	1,300	42
Agile Software (1)(2)	3,800	31
Ansoft (2)	2,100	62
Ansys (2)	3,400	90
Aspen Technology (2)	4,300	60
Autodesk (1)(2)	6,600	311
BEA Systems (2)	10,200	140
BMC Software (2)	6,000	182
Borland Software (1)(2)	4,800	28
CA	13,431	347
Cadence Design Systems (1)(2)	7,200	158
Citrix Systems (2)	4,700	158
Compuware (1)(2)	11,000	130
Electronic Arts (2)	8,200	388
EPlus (2)	3,100	30
eSpeed, Class A (1)(2)	5,300	46
FactSet Research Systems	1,750	120
Fair Isaac (1)	2,072	83
Informatica (2)	5,200	77
Intuit (2)	9,500	286
Jack Henry & Associates (1)	2,800	72
JDA Software Group (1)(2)	2,700	53
Macrovision (1)(2)	2,100	63
Manhattan Associates (2)	1,500	42
McAfee (2)	8,737	308
Mentor Graphics (2)	3,500	46
Microsoft	256,950	7,572

Midway Games (1)(2)	5,439	35
Moldflow (2)	2,200	48
Napster (1)(2)	6,313	21
NAVTEQ (1)(2)	3,900	165
NetScout Systems (2)	3,400	29
Novell (1)(2)	10,034	78
Nuance Communications (1)(2)	6,324	106
OPNET Technologies (2)	2,100	24
Oracle (2)	117,600	2,318
Parametric Technology (2)	3,280	71
Progress Software (1)(2)	1,500	48
Quality Systems (1)	1,600	61
Quest Software (2)	3,800	62
Red Hat (1)(2)	5,600	125
Renaissance Learning (1)	1,700	22
Salesforce.com (1)(2)	2,800	120
Secure Computing (1)(2)	3,600	27
Sybase (1)(2)	2,210	53
Symantec (1)(2)	26,664	539
Synopsys (2)	4,470	118
THQ (2)	1,875	57
Wind River Systems (2)	2,772	30
		15,890
Total Information Technology		75,556

MATERIALS 3.4%

Chemicals 1.7%

A. Schulman	2,300	56
Air Products & Chemicals	5,500	442
Airgas	2,300	110
Arch Chemicals	1,400	49
Ashland	1,500	96
Cabot	2,000	95

Calgon Carbon (1)(2)	6,100	71
Celanese, Series A	1,200	47
CF Industries	1,000	60
Chemtura	7,645	85
Cytec Industries	1,300	83
Dow Chemical	27,899	1,234
DuPont	26,209	1,332
Eastman Chemical	2,200	142
Ecolab	6,600	282
Ferro	3,200	80
FMC	1,300	116
Georgia Gulf (1)	1,400	25
H.B. Fuller	2,200	66
Hawkins Chemical (1)	4,600	71
Hercules (2)	4,400	86
Huntsman (1)	6,500	158
International Flavors & Fragrances	2,600	136
Lubrizol	2,100	136
Lyondell Chemical	7,535	280
Minerals Technologies (1)	500	33
Monsanto	15,560	1,051
Mosaic (2)	6,700	261
Nalco Holding (1)	4,700	129
NL Industries (1)	5,600	56
OMNOVA Solutions (2)	6,200	38
PPG Industries	4,200	320
Praxair	8,400	605
Rohm & Haas	5,200	284
RPM (1)	3,300	76
Scotts Miracle Gro (1)	1,400	60
Sensient Technologies	2,600	66
Sigma Aldrich	3,400	145
Spartech	1,900	50
Symyx Technologies (1)(2)	1,500	17

Terra Industries (1)(2)	2,200	56
Valspar	2,400	68
W. R. Grace (1)(2)	3,100	76
		8,729

Construction Materials 0.1%

Eagle Materials (1)	1,398	68
Florida Rock Industries (1)	2,300	155
Headwaters (1)(2)	1,900	33
Martin Marietta Materials (1)	1,300	211
Vulcan Materials (1)	2,800	321
		788

Containers & Packaging 0.3%

AptarGroup (1)	1,600	57
Ball	3,500	186
Bemis	2,400	80
Chesapeake Corp.	1,500	19
Crown Cork & Seal (2)	5,500	137
Myers Industries	3,260	72
Owens-Illinois (2)	5,000	175
Packaging Corp. of America	2,000	51
Pactiv (2)	4,000	128
Rock-Tenn, Class A	2,000	63
Sealed Air	5,000	155
Smurfit-Stone Container (2)	5,690	76
Sonoco Products	1,900	81
Temple-Inland	3,300	203
		1,483

Metals & Mining 1.0%

AK Steel (1)(2)	5,800	217
Alcoa	26,420	1,071
Allegheny Technologies	3,050	320
Carpenter Technology (1)	1,100	143

Weyerhaeuser	6,500	513
		1,677
Total Materials		17,807

TELECOMMUNICATION SERVICES 3.4%

Diversified Telecommunication Services 2.5%

AT&T	182,961	7,593
Atlantic Tele Network (1)	1,900	54
CenturyTel (1)	3,175	156
Cincinnati Bell (2)	9,348	54
Citizens Communications (1)	11,292	172
CT Communications	1,700	52
D&E Communications	5,649	104
Embarq	3,518	223
General Communication, Class A (2)	4,600	59
Level 3 Communications (1)(2)	39,900	233
Paetec Holding (2)	3,600	41
Qwest Communications International (1)(2)	50,525	490
Time Warner Telecom, Class A (1)(2)	4,700	95
Verizon Communications	83,611	3,442
Windstream (1)	11,160	165
		12,933

Wireless Telecommunication Services 0.9%

Alltel	9,440	638
American Tower Systems, Class A (2)	16,020	673
Centennial Communications (1)(2)	4,100	39
Crown Castle International (1)(2)	13,737	498
Leap Wireless International (2)	1,700	144
MetroPCS Communications (1)(2)	6,400	211
NII Holdings, Class B (2)	4,100	331
SBA Communications (1)(2)	3,200	107
Sprint Nextel	82,562	1,710

Telephone and Data Systems	2,300	144
U. S. Cellular (2)	1,800	163
Wireless Facilities (2)	4,300	7
		4,665
Total Telecommunication Services		17,598

UTILITIES 3.5%

Electric Utilities 1.6%

Allegheny Energy (2)	4,700	243
Allete (1)	1,733	81
American Electric Power	10,540	475
Central Vermont Public Service (1)	4,000	151
Cleco (1)	2,000	49
DPL (1)	3,200	91
Duke Energy	35,852	656
Edison International	8,800	494
El Paso Electric (2)	2,200	54
Empire District Electronics	3,100	69
Entergy	5,400	580
Exelon	20,124	1,461
FirstEnergy	8,660	561
FPL Group	11,800	669
Great Plains Energy (1)	2,600	76
Hawaiian Electric Industries (1)	4,100	97
IdaCorp (1)	1,900	61
Madison Gas and Electric (1)	3,400	111
Northeast Utilities	4,800	136
Otter Tail (1)	1,800	58
Pinnacle West Capital (1)	2,300	92
Potomac Electric Power	6,900	195
PPL	10,200	477
Progress Energy	6,630	302
Reliant Energy (2)	9,237	249

Sierra Pacific Resources (2)	6,500	114
Southern Company	22,200	761
Unisource Energy (1)	1,500	49
United Illuminating	1,666	55
Westar Energy (1)	2,600	63
		8,530
Gas Utilities 0.3%		
AGL Resources	1,800	73
Atmos Energy	6,200	186
Cascade Natural Gas (1)	7,000	185
Equitable Resources	2,800	139
Laclede Gas (1)	1,500	48
National Fuel Gas Company (1)	2,800	121
NICOR (1)	1,500	64
ONEOK (1)	5,200	262
Piedmont Natural Gas Company (1)	2,900	72
Questar	5,400	286
Southern Union	4,210	137
UGI	3,000	82
Washington Gas Light (1)	1,200	39
		1,694
Independent Power Producers & Energy Traders 0.5%		
AES (2)	18,655	408
Constellation Energy Group	5,200	453
Dynegy, Class A (2)	15,915	150
Mirant (2)	7,700	329
NRG Energy (1)(2)	7,000	291
TXU	13,800	929
		2,560
Multi-Utilities 1.1%		
Alliant	2,600	101
Ameren	5,800	284

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

(In thousands except shares and per share amounts)

Assets	
Investments in securities, at value	
Non-affiliated companies (cost $434,457)	$ 578,980
Affiliated companies (cost $23,287)	23,287
Total investments in securities	602,267
Receivable for investment securities sold	679
Dividends and interest receivable	594
Receivable for shares sold	441
Other assets	13
Total assets	603,994
Liabilities	
Obligation to return securities lending collateral	81,741
Payable for investment securities purchased	304
Due to affiliates	223
Payable for shares redeemed	218
Other liabilities	37
Total liabilities	82,523
NET ASSETS	$ 521,471
Net Assets Consist of:	
Undistributed net investment income	$ 3,721
Undistributed net realized loss	(7,539)
Net unrealized gain	144,226
Paid-in capital applicable to 31,714,871 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized	381,063
NET ASSETS	$ 521,471
NET ASSET VALUE PER SHARE	$ 16.44

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Dow Jones Wilshire 5000 Composite Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Any income tax-related interest and penalties would be classified as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncements Effective June 29, 2007, the fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the FASB released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts During the six months ended June 30, 2007, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2007, the value of loaned securities was $85,613,000; aggregate collateral consisted of $81,741,000 in the money market pooled trust and U.S. government securities valued at $6,319,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $53,089,000 and $32,763,000, respectively, for the six months ended June 30, 2007.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2007.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2006, the fund had $16,059,000 of unused capital loss carryforwards, of which $1,837,000 expire in 2009, $13,059,000 expire in 2010, and $1,163,000 expire in 2012.

At June 30, 2007, the cost of investments for federal income tax purposes was $457,744,000. Net unrealized gain aggregated $144,226,000 at period-end, of which $161,616,000 related to appreciated investments and $17,390,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates pursuant to the fund’s all-inclusive fee agreement. At June 30, 2007, approximately 2% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the six months ended June 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $550,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at June 30, 2007, and December 31, 2006, was $23,287,000 and $20,099,000, respectively.

As of June 30, 2007, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 152,943 shares of the fund, representing less than 1% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 7, 2007, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets, and the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s single-fee structure and compared the rate with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s single-fee rate was at or below the median management fee rate and expense ratio for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 17, 2007